Notes to the Balance Sheet - Summary of Sensitivity Analysis of Financial Liabilities from Future Payments to Royalty Pharma (Details) - Financial Liabilities from Future Payments to Royalty Pharma [Member]
12 Months Ended
Dec. 31, 2021 EUR (€)
Change in future Royalties and Net Sales [Member] | Reporting date [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 11,400,000
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(11,400,000)
Change in future Royalties and Net Sales [Member] | at inception [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	11,000,000.0
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(11,000,000.0)
Change in Foreign Exchange Rate for future Royalties and Net Sales [Member] | Reporting date [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(14,400,000)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	14,800,000
Change in Foreign Exchange Rate for future Royalties and Net Sales [Member] | at inception [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(13,800,000)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 14,100,000